Loans and asset quality	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Loans and asset quality	Loans and asset quality
Loans

The table below provides the details of our loan portfolio.

Loans	Dec. 31,
(in millions)	2021	2020 (a)
Commercial	$2,128	$1,429
Commercial real estate	6,033	6,020
Financial institutions	10,232	11,131
Lease financings	731	990
Wealth management loans	9,792	8,202
Wealth management mortgages	8,200	8,085
Other residential mortgages	299	389
Capital call financing	2,284	220
Other	2,541	1,904
Overdrafts	3,060	2,683
Margin loans	22,487	15,416
Total loans (b)	$67,787	$56,469
(a)    In 2021, we began disclosing capital call financing loans, and separately disclosing wealth management loans and wealth management mortgages. The prior period was revised to be comparable.
(b)    Net of unearned income of $240 million at Dec. 31, 2021 and $274 million at Dec. 31, 2020 primarily related to lease financings.

We disclose information related to our loans and asset quality by the class of financing receivable in the following tables.
Allowance for credit losses

On Jan. 1, 2020, we adopted ASU 2016-13, Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments.

Activity in the allowance for credit losses on loans and lending-related commitments is presented below. This does not include activity in the allowance for credit losses related to other financial instruments, including cash and due from banks, interest-bearing deposits with banks, federal funds sold and securities purchased under resale agreements, held-to-maturity securities, available-for-sale securities and accounts receivable.

In 2019, the allowance for loan losses and lending-related commitments was accounted for under ASC 450, Contingencies, to absorb losses inherent in the loan portfolio as of the balance sheet date, also referred to as the incurred loss methodology. Key elements of our incurred loss methodology included a quantitative assessment for higher risk-rated credits, impaired credits and residential mortgage loans, as well as a qualitative assessment based on internal and environmental risk factors. This methodology differed from the estimate of expected credit losses in
2020 and 2021 primarily in that it was based on historical loss experience and did not include an estimate of credit losses using a reasonable and supportable forecast methodology.

Allowance for credit losses activity for the year ended Dec. 31, 2021 (a)					Wealth management loans	Wealth management mortgages	Other residential mortgages	Capital call financing	Other	Total
(in millions)	Commercial	Commercial real estate	Financial institutions	Lease financings
Beginning balance	$16	$430	$10	$2	$1	$7	$13	$—	$—	$479
Charge-offs	—	—	—	—	—	(1)	(1)	—	(16)	(18)
Recoveries	—	—	2	—	—	—	6	—	—	8
Net recoveries	—	—	2	—	—	(1)	5	—	(16)	(10)
Provision (b)	(4)	(231)	1	(1)	—	—	(11)	2	16	(228)
Ending balance	$12	$199	$13	$1	$1	$6	$7	$2	$—	$241
Allowance for:
Loan losses	$3	$171	$6	$1	$1	$5	$7	$2	$—	$196
Lending-related commitments	9	28	7	—	—	1	—	—	—	45
Individually evaluated for impairment:
Loan balance (c)	$—	$111	$—	$—	$—	$18	$1	$—	$—	$130
Allowance for loan losses	—	5	—	—	—	—	—	—	—	5
(a)    In 2021, we began disclosing wealth management loans and wealth management mortgages separately. Beginning balances and 2021 activity has been revised to be comparable. Also in 2021, we began disclosing capital call financing loans.
(b)    Does not include provision for credit losses benefit related to other financial instruments of $3 million for the year ended Dec. 31, 2021.
(c)    Includes collateral dependent loans of $130 million with $149 million of collateral at fair value.

Allowance for credit losses activity for the year ended Dec. 31, 2020 (a)					Wealth management loans (b)	Wealth management mortgages		Other residential mortgages	Foreign (c)	Total
(in millions)	Commercial	Commercial real estate	Financial institutions	Lease financings			(b)
Beginning at Dec. 31, 2019	$60	$76	$20	$3	$5	$15		$13	$24	$216
Impact of adopting ASU 2016-13	(43)	14	(6)	—	(5)	(7)		2	(24)	(69)
Balance at Jan. 1, 2020	17	90	14	3	—	8		15	—	147
Charge-offs	—	—	—	—	—	—		(1)	—	(1)
Recoveries	—	—	—	—	—	—		5	—	5
Net recoveries	—	—	—	—	—	—		4	—	4
Provision (d)	(1)	340	(4)	(1)	1	(1)		(6)	—	328
Ending balance	$16	$430	$10	$2	$1	$7		$13	$—	$479
Allowance for:
Loan losses	$6	$324	$6	$2	$1	$6		$13	$—	$358
Lending-related commitments	10	106	4	—	—	1		—	—	121
Individually evaluated for impairment:
Loan balance	$—	$—	$—	$—	$—	$20	(e)	$—	$—	$20
Allowance for loan losses	—	—	—	—	—	—		—	—	—
(a)    There was no activity in the capital call and other loan portfolios.
(b)    In 2021, we began disclosing wealth management loans and wealth management mortgages separately. Beginning balances and 2020 activity have been revised to be comparable.
(c)    The allowance related to foreign exposure has been reclassified to financial institutions ($10 million), commercial ($10 million) and lease financings ($4 million).
(d)    Does not include provision for credit losses related to other financial instruments of $8 million for the year ended Dec. 31, 2020.
(e)    Includes collateral dependent loans of $20 million with $30 million of collateral at fair value.

Allowance for credit losses activity for the year ended Dec. 31, 2019				Lease financing	Wealth management loans and mortgages	Other residential mortgages	All Other		Foreign	Total
(in millions)	Commercial	Commercial real estate	Financial institutions
Beginning balance	$81	$75	$22	$5	$21	$16	$—		$32	$252
Charge-offs	(12)	—	—	—	(1)	(1)	—		—	(14)
Recoveries	—	—	—	—	—	3	—		—	3
Net (charge-offs) recoveries	(12)	—	—	—	(1)	2	—		—	(11)
Provision	(9)	1	(2)	(2)	—	(5)	—		(8)	(25)
Ending balance	$60	$76	$20	$3	$20	$13	$—		$24	$216
Allowance for:
Loan losses	$11	$57	$5	$3	$18	$13	$—		$15	$122
Lending-related commitments	49	19	15	—	2	—	—		9	94
Individually evaluated for impairment:
Loan balance	$—	$—	$—	$—	$15	$—	$—		$—	$15
Allowance for loan losses	—	—	—	—	—	—	—		—	—
Collectively evaluated for impairment:
Loan balance	$1,442	$5,575	$4,852	$537	$16,035	$494	$13,598	(a)	$12,405	$54,938
Allowance for loan losses	11	57	5	3	18	13	—		15	122
(a)    Includes $524 million of domestic overdrafts, $11,907 million of margin loans and $1,167 million of other loans at Dec. 31, 2019.
Nonperforming assets

The table below presents our nonperforming assets.

Nonperforming assets	Dec. 31, 2021			Dec. 31, 2020
	Recorded investment			Recorded investment
	With an allowance	Without an allowance		With an allowance	Without an allowance
(in millions)			Total			Total
Nonperforming loans:
Other residential mortgages	$38	$1	$39	$57	$—	$57
Wealth management mortgages	8	17	25	10	20	30
Commercial real estate	12	42	54	1	—	1
Total nonperforming loans	58	60	118	68	20	88
Other assets owned	—	2	2	—	1	1
Total nonperforming assets	$58	$62	$120	$68	$21	$89
Past due loans

The table below presents our past due loans.

Past due loans and still accruing interest	Dec. 31, 2021				Dec. 31, 2020
	Days past due			Total past due	Days past due			Total past due
(in millions)	30-59	60-89	≥90		30-59	60-89	≥90
Wealth management mortgages	$24	$—	$—	$24	$12	$1	$—	$13
Wealth management loans	33	—	—	33	42	—	—	42
Commercial real estate	3	—	—	3	19	16	—	35
Financial institutions	31	—	—	31	11	—	—	11
Other residential mortgages	2	1	—	3	3	1	—	4
Total past due loans	$93	$1	$—	$94	$87	$18	$—	$105
Loan modifications

Due to the coronavirus pandemic, there have been two forms of relief provided for classifying loans as TDRs: The Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”), the relevant provisions of which were extended by the Consolidated Appropriations Act, 2021, and the Interagency Guidance. See Note 1 for additional details on the CARES Act, Consolidated Appropriations Act of 2021 and Interagency Guidance. Financial institutions may account for eligible loan modifications either under the CARES Act or the Interagency Guidance. The Company elected to apply both the CARES Act and the Interagency Guidance, as applicable, in providing borrowers with loan modification relief in response to the coronavirus pandemic. We modified loans of $104 million in 2021 and $404 million in 2020. Nearly all of the modifications were short-term loan payment forbearances or modified principal and/or interest payments. These loans were primarily residential mortgage and commercial real estate loans. In 2020, we also modified loans of $56 million in 2020, a majority of which were commercial real estate loans, by providing long-term loan payment modifications and an extension of maturity. We did not identify any of the modifications as TDRs. There were no long-term modifications in 2021. The unpaid principal balance of the loans modified under the CARES Act or Interagency Guidance was $150 million at Dec. 31, 2021 and $92 million at Dec. 31, 2020.
Credit quality indicators

Our credit strategy is to focus on investment-grade clients that are active users of our non-credit services. Each customer is assigned an internal credit rating, which is mapped to an external rating agency grade equivalent, if possible, based upon a number of dimensions, which are continually evaluated and may change over time.
The table below provides information about the credit profile of the loan portfolio by the period of origination.

Credit profile of the loan portfolio							Dec. 31, 2021
							Revolving loans
	Originated, at amortized cost						Amortized cost	Converted to term loans – Amortized cost		Accrued interest receivable
(in millions)	2021	2020	2019	2018	2017	Prior to 2017			Total (a)
Commercial:
Investment grade	$348	$20	$—	$8	$145	$—	$1,450	$—	$1,971
Non-investment grade	81	—	—	—	—	—	76	—	157
Total commercial	429	20	—	8	145	—	1,526	—	2,128	$1
Commercial real estate:
Investment grade	1,577	528	683	173	298	601	205	—	4,065
Non-investment grade	660	97	568	351	50	95	121	26	1,968
Total commercial real estate	2,237	625	1,251	524	348	696	326	26	6,033	7
Financial institutions:
Investment grade	705	—	—	—	—	60	8,015	—	8,780
Non-investment grade	20	—	—	—	—	—	1,432	—	1,452
Total financial institutions	725	—	—	—	—	60	9,447	—	10,232	11
Wealth management loans
Investment grade	117	18	73	6	104	122	9,320	—	9,760
Non-investment grade	1	—	—	—	—	—	31	—	32
Total wealth management loans	118	18	73	6	104	122	9,351	—	9,792	12
Wealth management mortgages	2,058	1,008	855	542	885	2,838	14	—	8,200	14
Lease financings	25	67	15	10	2	612	—	—	731	—
Other residential mortgages	—	—	—	—	—	299	—	—	299	1
Capital call financing	—	—	—	—	—	—	2,284	—	2,284	3
Other loans	—	—	—	—	—	—	2,541	—	2,541	2
Margin loans	7,697	—	—	—	—	—	14,790	—	22,487	10
Total loans	$13,289	$1,738	$2,194	$1,090	$1,484	$4,627	$40,279	$26	$64,727	$61
(a)    Excludes overdrafts of $3,060 million. Overdrafts occur on a daily basis primarily in the custody and securities clearance business and are generally repaid within two business days.

Credit profile of the loan portfolio							Dec. 31, 2020
							Revolving loans
	Originated, at amortized cost						Amortized cost	Converted to term loans – Amortized cost		Accrued interest receivable
(in millions)	2020	2019	2018	2017	2016	Prior to 2016			Total (a)
Commercial:
Investment grade	$128	$18	$71	$420	$57	$—	$493	$—	$1,187
Non-investment grade	142	—	6	—	—	—	94	—	242
Total commercial	270	18	77	420	57	—	587	—	1,429	$2
Commercial real estate:
Investment grade	778	1,010	458	543	312	346	91	—	3,538
Non-investment grade	285	619	643	159	376	144	229	27	2,482
Total commercial real estate	1,063	1,629	1,101	702	688	490	320	27	6,020	8
Financial institutions:
Investment grade	132	146	47	125	13	156	8,646	—	9,265
Non-investment grade	84	36	—	—	—	—	1,746	—	1,866
Total financial institutions	216	182	47	125	13	156	10,392	—	11,131	12
Wealth management loans
Investment grade	18	85	11	147	59	112	7,716	—	8,148
Non-investment grade	—	—	—	—	—	—	54	—	54
Total wealth management loans	18	85	11	147	59	112	7,770	—	8,202	11
Wealth management mortgages	1,117	1,044	637	1,188	1,515	2,546	38	—	8,085	16
Lease financings	116	18	14	9	20	813	—	—	990	—
Other residential mortgages	—	—	—	—	—	389	—	—	389	1
Capital call financing	—	—	—	—	—	—	220	—	220	—
Other loans	—	—	—	—	—	—	1,904	—	1,904	1
Margin loans	4,614	—	—	—	—	—	10,802	—	15,416	8
Total loans	$7,414	$2,976	$1,887	$2,591	$2,352	$4,506	$32,033	$27	$53,786	$59
(a)    Excludes overdrafts of $2,683 million. Overdrafts occur on a daily basis primarily in the custody and securities clearance business and are generally repaid within two business days.

Commercial loans

The commercial loan portfolio is divided into investment grade and non-investment grade categories based on the assigned internal credit ratings, which are generally consistent with those of the public rating agencies. Customers with ratings consistent with BBB- (S&P)/Baa3 (Moody’s) or better are considered to be investment grade. Those clients with ratings lower than this threshold are considered to be non-investment grade.

Commercial real estate

Our income-producing commercial real estate facilities are focused on experienced owners and are structured with moderate leverage based on existing cash flows. Our commercial real estate lending activities also include construction and renovation facilities.

Financial institutions

Financial institution exposures are high quality, with 96% of the exposures meeting the investment grade equivalent criteria of our internal credit rating classification at Dec. 31, 2021. In addition, 66% of the financial institutions exposure is secured. For example, securities industry clients and asset managers often borrow against marketable securities held in custody. The exposure to financial institutions is generally short term, with 87% expiring within one year.

Wealth management loans

Wealth management loans are not typically rated by external rating agencies. A majority of the wealth management loans are secured by the customers’ investment management accounts or custody accounts. Eligible assets pledged for these loans are typically investment grade fixed-income securities, equities and/or mutual funds. Internal ratings for this portion of the wealth management loan portfolio, therefore, would equate to investment grade external ratings. Wealth management loans are provided to select customers based on the pledge of other types of assets. For the loans collateralized by other assets, the credit quality of the obligor is carefully analyzed, but we do not consider this portion of wealth management loan portfolio to be investment grade.

Wealth management mortgages

Credit quality indicators for wealth management mortgages are not correlated to external ratings. Wealth management mortgages are typically loans to high-net-worth individuals, which are secured primarily by residential property. These loans are primarily interest-only, adjustable rate mortgages with a weighted-average loan-to-value ratio of 61% at origination. Delinquency rate is a key indicator of credit quality in the wealth management portfolio. At Dec. 31, 2021, less than 1% of the mortgages were past due.

At Dec. 31, 2021, the wealth management mortgage portfolio consisted of the following geographic concentrations: California – 21%; New York – 16%; Florida – 9%; Massachusetts – 9%; and other – 45%.

Lease financings

At Dec. 31, 2021, the lease financings portfolio consisted of exposures backed by well-diversified assets, primarily large-ticket transportation equipment and real estate. The largest components of our lease residual value exposure were to aircraft and freight-related rail cars. Assets are both domestic and foreign-based, with primary concentrations in Germany and the U.S.

Other residential mortgages

The other residential mortgage portfolio primarily consists of 1-4 family residential mortgage loans and totaled $299 million at Dec. 31, 2021 and $389 million at Dec. 31, 2020. These loans are not typically correlated to external ratings.
Overdrafts

Overdrafts primarily relate to custody and securities clearance clients and totaled $3.1 billion at Dec. 31, 2021 and $2.7 billion Dec. 31, 2020. Overdrafts occur on a daily basis and are generally repaid within two business days.

Other loans

Other loans primarily include loans to consumers that are fully collateralized with equities, mutual funds and fixed-income securities.

Margin loans

We had $22.5 billion of secured margin loans at Dec. 31, 2021, compared with $15.4 billion at Dec. 31, 2020. Margin loans are collateralized with marketable securities, and borrowers are required to maintain a daily collateral margin in excess of 100% of the value of the loan. We have rarely suffered a loss on these types of loans.

Capital call financing

Capital call financing includes loans to private equity funds that are secured by the fund investors’ capital commitments and the funds’ right to call capital.

Reverse repurchase agreements
Reverse repurchase agreements at Dec. 31, 2021 and Dec. 31, 2020 were fully secured with high quality collateral. As a result, there was no allowance for credit losses related to these assets at Dec. 31, 2021 and Dec. 31, 2020.